PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Comprehensive Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed statement of Operations
Total operating expenses	¥ 306,775	¥ (227,177)	¥ 287,523
Change in fair value of the warrants		(1,359)	1,152
Interest income	9,750	1,625	2,200
Income (loss) before income taxes	325,748	(208,902)	290,188
Income tax expense	(46,500)	(109,454)	(44,737)
Net income (loss) attributable to China Index Holdings Limited	279,182	(318,052)	¥ 245,451
Fang | Reportable Legal Entities
Condensed statement of Operations
Total operating expenses	(5,854)	(544,494)
Change in fair value of the warrants		1,359
Interest income	1
Share of income from subsidiaries and consolidated VIEs	285,035	225,083
Income (loss) before income taxes	279,182	(318,052)
Net income (loss) attributable to China Index Holdings Limited	¥ 279,182	¥ (318,052)